Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
OPERATING ACTIVITIES
Income (Loss) for the period	$ 554	$ (5,640)
Add items not affecting cash:
Depreciation	45	84
Interest expense	1,347	2,474
Unrealized foreign exchange gain	18	24
(Gain) Loss on fair value of convertible debt derivatives	(3,129)	2,273
(Gain) on marketable securities		(862)
Stock compensation expense	244	16
Net change in non-cash working capital	(131)	273
Net cash flows from (used in) operating activities	(1,052)	(1,358)
FINANCING ACTIVITIES
Share issuance - warrant exercise	48	38
Equity issuance costs	(157)
Sprott interest paid	(556)
Lease payments	(22)
Cash received from Waterberg partners	206	1,346
Net cash flows from (used in) financing activities	(481)	1,384
INVESTING ACTIVITIES
Expenditures from restricted cash (Waterberg)		126
Performance bonds	19
Waterberg exploration expenditures	(2,821)	(1,390)
Net cash flows from (used in) investing activities	(2,802)	(1,264)
Net decrease in cash	(4,335)	(1,238)
Effect of foreign exchange on cash	(132)	190
Cash, beginning of period	5,550	3,017
Cash, end of period	$ 1,083	$ 1,969